Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
For the years ended June 30,
2013	$ 66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210
Total	$ 244,224